Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Accounts receivable, net of credit loss allowance
Common stock par value (in Dollars per share)	$ 0.0015873	$ 0.0015873
Common stock, shares authorized (in Shares)	970,000,000	970,000,000
Common stock, shares issued (in Shares)	23,396,667	13,113,173
Common stock, shares outstanding (in Shares)	23,396,667	13,113,173
Preferred shares authorized (in Shares)	10,000,000	10,000,000